Segment Information Information By Segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 2,434,124	$ 2,259,271	$ 1,687,447
Gross profit	746,458	700,675	539,963
Operating income (loss)	(459,183)	184,197	45,027
Total other income (expense)	(42,583)	(59,752)	(92,302)
Income (loss) before income taxes	(501,766)	124,445	(47,275)
Depreciation and amortization	129,466	131,205	155,737
Goodwill, Impairment Loss	584,847	0	0
Itron International [Member]
Segment Reporting Information [Line Items]
Goodwill, Impairment Loss	584,847
Energy Operating Segment [Member]
Segment Reporting Information [Line Items]
Revenues	1,912,427	1,801,342	1,264,047
Gross profit	578,575	541,900	382,657
Operating income (loss)	(112,831)	184,163	29,914
Depreciation and amortization	97,135	97,827	114,030
Goodwill, Impairment Loss	(254,735)
Water Operating Segment [Member]
Segment Reporting Information [Line Items]
Revenues	521,697	457,929	423,400
Gross profit	167,883	158,775	157,306
Operating income (loss)	(303,772)	43,611	44,630
Depreciation and amortization	32,313	33,376	41,698
Goodwill, Impairment Loss	330,112
Corporate Unallocated [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	(42,580)	(43,577)	(29,517)
Depreciation and amortization	$ 18	$ 2	$ 9